Significant accounting judgements and estimates	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Significant accounting judgements and estimates [Text Block]

5. Significant accounting judgements and estimates

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Management believes the judgements, estimates and assumptions used in these consolidated financial statements are reasonable; however, actual results could differ from those estimates and could impact future results of operations and cash flows.

The accounting judgements and estimates which have the most significant effect on these financial statements are as follows:

Judgements

Assessment of indicators of impairment of MPP&E

The Company considers both external and internal sources of information in assessing whether there are any indications that the value of its MPP&E is impaired. External sources of information the Company considers include changes in the market, economic and legal environment in which it operates that are not within its control and affect the recoverable amount of the Company's MPP&E. Internal sources of information the Company considers include the manner in which MPP&E is being used or is expected to be used and indications of economic performance of the assets. The judgements are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these assumptions, which may impact the recoverable amount of the assets. In such circumstances, the carrying value of the Company's MPP&E may be impaired with the impact recorded in the consolidated statement of operations and comprehensive income (loss).

Estimates

Purchase price accounting

The measurement of consideration transferred and fair value of assets acquired and liabilities assumed required the Company to make certain judgements and estimates taking into account information available at the time of acquisition about future events, including but not limited to: estimates of mineral reserves and resources acquired, exploration potential, future operating costs and capital expenditures, reclamation and closure costs, timing of development of the Nkran pit, future gold prices, discount rates and tax rates.

Deferred and contingent consideration

The Company has made estimates in determining the fair value as of the reporting date of contingent consideration payable to Gold Fields associated with the Acquisition. Estimates include the timing of production from the Nkran pit, future gold prices and selection of discount rates. Changes to these estimates may result in actual payments in the future differing from the amounts currently recorded in these financial statements.

Mineral reserves

Estimates of the quantities of proven and probable mineral reserves form the basis for the Company's life‐of‐mine plans, which are used for accounting purposes, including: the calculation of depletion expense, the capitalization of stripping costs, and the forecasting and timing of cash flows related to the asset retirement provisions and impairment assessments, if any. To the extent that these estimates of proven and probable mineral reserves vary, there could be changes in depletion expense, stripping assets, asset retirement provisions and impairment charges) recorded.

Depletion of MPP&E

Estimates are made of recoverable ounces in the Company's mining properties, which are depleted based on ore tonnes contained in proven and probable mineral reserves. To the extent that changes are made to the estimate of proven and probable mineral reserves, the depletion charge may change.

Estimates are also made of the waste and ore tonnes in each identified component or phase of operating open pit mines, as capitalized stripping costs are depleted based on ore tonnes contained. The estimated ratio of waste to ore is also the basis on which the Company determines the amount of stripping costs to capitalize. Changes in the estimate of waste and ore tonnes may change the related depletion charge of capitalized stripping costs or the rate at which future costs are capitalized.

Plant and equipment are depreciated to their estimated residual value over the estimated useful life of the asset. Should the actual useful life of the plant or equipment vary, future depreciation charges may change.

Measurement of inventory costs

The Company estimates quantities of ore in stockpiles and recoverable gold contained in gold-in-process and gold on hand in order to determine the cost of inventories and the weighted average costs of gold sold during the year. To the extent that these estimates vary, production costs of gold may change.

Net realizable value of inventories

Estimates of net realizable value are based on the most reliable evidence available, at the time that the estimates are made, of the amount that the inventories are expected to realize. In order to determine the net realizable value of gold on hand, gold‐in‐process and stockpiled ore, the Company estimates future metal selling prices, production forecasts, realized grades and recoveries, timing of processing, and future costs to convert the respective inventories into saleable form, if applicable. Reductions in metal price forecasts, increases in estimated future costs to convert, reductions in the number of recoverable ounces, and a delay in timing of processing can result in a write‐down of the carrying amounts of the Company's stockpiled ore inventory.

Materials and supplies held for use in the production of inventories are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost. However, to the extent net realizable value of materials and spares must be estimated, replacement costs of the materials and spare parts are generally used as the best estimate of net realizable value.

Current and deferred Income taxes

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. Levels of future taxable income are affected by, among other things, the price of gold, quantities of proven and probable mineral reserves, production costs, and foreign currency exchange rates.

Where tax laws and regulations are either unclear or subject to varying interpretations, it is possible that changes in these estimates could occur that materially affect the amounts of current income taxes and deferred income tax assets and liabilities recorded in these financial statements. Changes in deferred tax assets and liabilities generally have a direct impact on earnings in the period that the changes occur.

Asset retirement provisions

Provisions for reclamation and closure cost obligations represent management's best estimate of the present value of the future cash outflows required to settle closure cost liabilities. Significant judgements and estimates are required in forming assumptions of future activities, future cash outflows, the timing of those cash outflows and selection and application of discount and inflation rates. These assumptions are formed based on environmental and regulatory requirements or the Company's environmental policies which may give rise to constructive obligations. The Company's assumptions are reviewed at the end of each reporting period and adjusted to reflect management's current best estimates, and changes in any of the above factors may result in a change to the provision recognized by the Company. Changes to these estimates and judgements may result in actual expenditures in the future differing from the amounts currently recorded in these financial statements.